Share Capital Authorized and Issued (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Common Shares Information
The following table sets out the number and par value of shares authorized, issued and outstanding:

	June 30, 2026	December 31, 2025
Common shares, par value $0.01 per share
Authorized	600,000,000	600,000,000

Issued and outstanding
Common shares	82,728,333	96,651,534

Schedule of Common Shares Repurchased
The following table summarizes common shares repurchased in the three and six months ended June 30, 2026 and 2025:

	Three months ended		Six months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Common shares repurchased	2,779,812	5,484,838	14,324,667	6,923,116
Cost of shares repurchased, inclusive of commissions	$60.1	$88.7	$279.5	$110.8
Weighted average price per share, inclusive of commissions	$21.60	$16.17	$19.51	$16.01